Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					100,000	200,000	1,800,000
Stock option per share value (dollars per share)					$ 9.44	$ 43.99	$ 56.76
Non-management directors [Member] | Teekay Offshore [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					76,084	14,603	9,482
Non-management directors [Member] | Teekay LNG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					32,723	10,447	9,521
Non-management directors [Member] | Teekay Offshore Teekay Lng And Teekay Tankers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted					$ 0.7	$ 1.0	$ 0.8
Phantom unit awards [Member] | Teekay Offshore [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	601,368	102,843		67,569
Phantom unit awards [Member] | Teekay LNG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	132,582	32,054		31,961
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards					238,609	63,912	81,388
Vesting period					3 years
Restricted stock and phantom share units [Member] | Teekay Offshore Teekay Lng And Teekay Tankers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 4.9	$ 4.2		$ 5.7
Vesting period					3 years
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)					916,015	265,135	15,243
Stock option, term					10 years
Vesting period					3 years
Stock Option [Member] | Officer [Member] | Teekay Tankers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	216,043	58,434	110,829
Stock option per share value (dollars per share)	$ 3.74	$ 5.39	$ 4.25
Stock option, term	10 years		10 years
Vesting period	3 years		3 years
Stock Option [Member] | Non-management directors [Member] | Teekay Tankers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	284,693			152,346
Stock option per share value (dollars per share)	$ 3.74			$ 4.10
Stock option, term	10 years	10 years		10 years
Vesting period		3 years
Class A [Member] | Non-management directors [Member] | Teekay Tankers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period					9,358	51,948	17,073
Class A [Member] | Restricted stock units [Member] | Teekay Tankers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	279,980	192,387		586,014